Note 9 - Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Deposit Liabilities, Type [Table Text Block]
	In Thousands
	2022	2021
Demand deposits	$414,905	433,500
Savings accounts	338,963	296,434
Negotiable order of withdrawal accounts	1,070,629	1,030,743
Money market demand accounts	1,301,349	1,201,235
Certificates of deposit $250,000 or greater	230,408	123,297
Other certificates of deposit	471,249	399,850
Individual retirement accounts $250,000 or greater	7,727	8,618
Other individual retirement accounts	57,475	61,394
Total	$3,892,705	3,555,071

Time Deposit Maturities [Table Text Block]
(In Thousands)
Maturity	Total
2023	$494,645
2024	153,385
2025	77,029
2026	15,993
2027	25,807
Thereafter	—
$766,859